Shareholder Report, Holdings (Details)	Dec. 31, 2024
iShares MSCI EAFE International Index Fund - Institutional Shares | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
iShares MSCI EAFE International Index Fund - Institutional Shares | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
iShares MSCI EAFE International Index Fund - Institutional Shares | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
iShares MSCI EAFE International Index Fund - Institutional Shares | Nestle SA, Class N, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Institutional Shares | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Institutional Shares | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Institutional Shares | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Institutional Shares | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Institutional Shares | Novartis AG, Class N, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Institutional Shares | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
iShares MSCI EAFE International Index Fund - Institutional Shares | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.70%
iShares MSCI EAFE International Index Fund - Institutional Shares | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.10%
iShares MSCI EAFE International Index Fund - Institutional Shares | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.50%
iShares MSCI EAFE International Index Fund - Institutional Shares | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.20%
iShares MSCI EAFE International Index Fund - Institutional Shares | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.10%
iShares MSCI EAFE International Index Fund - Institutional Shares | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
iShares MSCI EAFE International Index Fund - Institutional Shares | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.40%
iShares MSCI EAFE International Index Fund - Institutional Shares | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
iShares MSCI EAFE International Index Fund - Institutional Shares | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
iShares MSCI EAFE International Index Fund - Institutional Shares | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
iShares MSCI EAFE International Index Fund - Institutional Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[2]
iShares MSCI EAFE International Index Fund - Institutional Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
iShares MSCI EAFE International Index Fund - Investor A Shares | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
iShares MSCI EAFE International Index Fund - Investor A Shares | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
iShares MSCI EAFE International Index Fund - Investor A Shares | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
iShares MSCI EAFE International Index Fund - Investor A Shares | Nestle SA, Class N, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Investor A Shares | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Investor A Shares | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Investor A Shares | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Investor A Shares | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Investor A Shares | Novartis AG, Class N, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Investor A Shares | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
iShares MSCI EAFE International Index Fund - Investor A Shares | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.70%
iShares MSCI EAFE International Index Fund - Investor A Shares | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.10%
iShares MSCI EAFE International Index Fund - Investor A Shares | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.50%
iShares MSCI EAFE International Index Fund - Investor A Shares | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.20%
iShares MSCI EAFE International Index Fund - Investor A Shares | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.10%
iShares MSCI EAFE International Index Fund - Investor A Shares | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
iShares MSCI EAFE International Index Fund - Investor A Shares | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.40%
iShares MSCI EAFE International Index Fund - Investor A Shares | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
iShares MSCI EAFE International Index Fund - Investor A Shares | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
iShares MSCI EAFE International Index Fund - Investor A Shares | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
iShares MSCI EAFE International Index Fund - Investor A Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[2]
iShares MSCI EAFE International Index Fund - Investor A Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
iShares MSCI EAFE International Index Fund - Investor P Shares | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
iShares MSCI EAFE International Index Fund - Investor P Shares | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
iShares MSCI EAFE International Index Fund - Investor P Shares | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
iShares MSCI EAFE International Index Fund - Investor P Shares | Nestle SA, Class N, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Investor P Shares | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Investor P Shares | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Investor P Shares | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Investor P Shares | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Investor P Shares | Novartis AG, Class N, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Investor P Shares | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
iShares MSCI EAFE International Index Fund - Investor P Shares | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.70%
iShares MSCI EAFE International Index Fund - Investor P Shares | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.10%
iShares MSCI EAFE International Index Fund - Investor P Shares | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.50%
iShares MSCI EAFE International Index Fund - Investor P Shares | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.20%
iShares MSCI EAFE International Index Fund - Investor P Shares | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.10%
iShares MSCI EAFE International Index Fund - Investor P Shares | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
iShares MSCI EAFE International Index Fund - Investor P Shares | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.40%
iShares MSCI EAFE International Index Fund - Investor P Shares | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
iShares MSCI EAFE International Index Fund - Investor P Shares | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
iShares MSCI EAFE International Index Fund - Investor P Shares | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
iShares MSCI EAFE International Index Fund - Investor P Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[2]
iShares MSCI EAFE International Index Fund - Investor P Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
iShares MSCI EAFE International Index Fund - Class G Shares | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
iShares MSCI EAFE International Index Fund - Class G Shares | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
iShares MSCI EAFE International Index Fund - Class G Shares | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
iShares MSCI EAFE International Index Fund - Class G Shares | Nestle SA, Class N, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Class G Shares | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Class G Shares | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Class G Shares | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Class G Shares | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Class G Shares | Novartis AG, Class N, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Class G Shares | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
iShares MSCI EAFE International Index Fund - Class G Shares | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.70%
iShares MSCI EAFE International Index Fund - Class G Shares | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.10%
iShares MSCI EAFE International Index Fund - Class G Shares | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.50%
iShares MSCI EAFE International Index Fund - Class G Shares | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.20%
iShares MSCI EAFE International Index Fund - Class G Shares | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.10%
iShares MSCI EAFE International Index Fund - Class G Shares | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
iShares MSCI EAFE International Index Fund - Class G Shares | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.40%
iShares MSCI EAFE International Index Fund - Class G Shares | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
iShares MSCI EAFE International Index Fund - Class G Shares | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
iShares MSCI EAFE International Index Fund - Class G Shares | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
iShares MSCI EAFE International Index Fund - Class G Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[2]
iShares MSCI EAFE International Index Fund - Class G Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
iShares MSCI EAFE International Index Fund - Class K Shares | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
iShares MSCI EAFE International Index Fund - Class K Shares | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
iShares MSCI EAFE International Index Fund - Class K Shares | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
iShares MSCI EAFE International Index Fund - Class K Shares | Nestle SA, Class N, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Class K Shares | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Class K Shares | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Class K Shares | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Class K Shares | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Class K Shares | Novartis AG, Class N, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Class K Shares | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
iShares MSCI EAFE International Index Fund - Class K Shares | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.70%
iShares MSCI EAFE International Index Fund - Class K Shares | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.10%
iShares MSCI EAFE International Index Fund - Class K Shares | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.50%
iShares MSCI EAFE International Index Fund - Class K Shares | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.20%
iShares MSCI EAFE International Index Fund - Class K Shares | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.10%
iShares MSCI EAFE International Index Fund - Class K Shares | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
iShares MSCI EAFE International Index Fund - Class K Shares | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.40%
iShares MSCI EAFE International Index Fund - Class K Shares | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
iShares MSCI EAFE International Index Fund - Class K Shares | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
iShares MSCI EAFE International Index Fund - Class K Shares | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
iShares MSCI EAFE International Index Fund - Class K Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[2]
iShares MSCI EAFE International Index Fund - Class K Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%

[1]	Excludes short-term securities.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.